Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended		1 Months Ended	0 Months Ended	3 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012	Apr. 04, 2013	Jan. 01, 2013	Nov. 30, 2013 item	Apr. 09, 2013	Mar. 13, 2015 item
MVS Multivision Digital Sde RLde CV and Affiliates
Related Party Transactions
Due from related parties, net of allowance for doubtful accounts	$ 3.4	$ 2.1
Due to related parties	0.7	0.5
MVS Multivision Digital Sde RLde CV and Affiliates | Satellite and Support Services Agreement | Cinelatino
Related Party Transactions
Number of channel feeds delivered through satellite	2
Total expense	2.1	1.6	0
MVS Multivision Digital Sde RLde CV and Affiliates | Master License Agreement | Cinelatino
Related Party Transactions
Term of agreement	10 years
Distribution fee as a percentage of revenue earned	13.50%
Revenue recognized from related party	4.2	2.7	0
MVS Multivision Digital Sde RLde CV and Affiliates | Affiliation Agreement | Cinelatino
Related Party Transactions
Revenue recognized from related party	1.9	1.3	0
MVS Multivision Digital Sde RLde CV and Affiliates | Distribution Agreement
Related Party Transactions
Distribution fee as a percentage of revenue earned					13.50%
Cash payment on termination of agreement				3.8
MVS Multivision Digital Sde RLde CV and Affiliates | Movie License Agreement | Cinelatino
Related Party Transactions
Total expense	0	0
Programming rights	0.1	0.1
Number of movies licensed						6
Director and Entity Owned by Director | Consulting Agreements with Director and Entity Owned by Director
Related Party Transactions
Total expense	0.2	0.2
Due to related parties	0.1	0.1
Director | Consulting Agreement with Director
Related Party Transactions
Term of agreement							3 years
Panamax Films, LLC | Programming Agreements
Related Party Transactions
Total expense	0	0	0
Number of specific movie titles to be distributed	3
Panamax Films, LLC | Programming Agreements | Other Assets
Related Party Transactions
Programming rights	0.2	0.1
Pantelion Films | Distribution Agreement | Cinelatino
Related Party Transactions
Total expense	0	0.3
Due to related parties	0
Pantelion Films | Distribution Agreement | Cinelatino | Maximum
Related Party Transactions
Percentage of rentals agreed to be paid	12.50%
Lions Gate | Movie License Agreement | Cinelatino | Subsequent event
Related Party Transactions
Number of movies licensed								14
License fee under agreement with related party								$ 0.8